Summary of Significant Accounting Policies (Details) - Schedule of Earnings Per Share (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Earnings Per Share [Abstract]
Net income (loss) allocated to common shareholders, diluted	$ 933,000	$ 1,590,000
Weighted average common shares outstanding, diluted	8,131,568	8,213,407